Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) | Neuberger Berman Core Bond Fund
Fund Summary
GOAL
The Fund seeks to maximize total return consistent with capital preservation.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 174 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. Although the Fund does not impose any sales charge on Institutional Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in this table.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) - Neuberger Berman Core Bond Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		4.25%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a contingent deferred sales charge ("CDSC") of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) - Neuberger Berman Core Bond Fund		Class A	Class C	Institutional Class
Management fees		0.52%	0.52%	0.40%
Distribution and/or shareholder service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.16%	0.16%	0.15%
Total annual operating expenses		0.93%	1.68%	0.55%
Fee waiver and/or expense reimbursement		0.07%	0.07%	0.09%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	0.86%	1.61%	0.46%
[1]	Neuberger Berman Investment Advisers LLC ("Manager") has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.85%, 1.60% and 0.45% of average net assets, respectively. Each of these undertakings lasts until 10/31/2021 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.85%, 1.60% and 0.45% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

(assuming redemption)
Expense Example - Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) - Neuberger Berman Core Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	509	688	897	1,500
Class C	264	508	892	1,968
Institutional Class	47	148	279	662

(assuming no redemption)
Expense Example No Redemption - Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) - Neuberger Berman Core Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	509	688	897	1,500
Class C	164	508	892	1,968
Institutional Class	47	148	279	662

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 175% of the average value of its portfolio. During the most recent fiscal year, the Fund's portfolio turnover rate including mortgage dollar roll transactions was 269%.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; inflation-linked debt securities; municipal securities; corporate bonds; commercial paper; mortgage-backed securities and other asset-backed securities, and loans. Securities in which the Fund may invest may be structured as fixed rate debt, floating rate debt, and debt that may not pay interest at the time of issuance. The Fund may also engage in when-issued and forward-settling securities (such as to-be-announced (“TBA”) mortgage-backed securities), which involve a commitment by the Fund to purchase securities that will be issued at a later date. The Fund may enter into a TBA agreement and “roll over” such agreement prior to the settlement date (e.g., mortgage dollar rolls) by selling the obligation to purchase the securities set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities.

The debt securities in which the Fund invests normally are investment grade. The Fund considers debt securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality.

The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to currencies, interest rates, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund normally will not invest more than 15% of its total assets in non-U.S. dollar denominated securities and, through hedging strategies, will attempt to limit its exposure to currencies other than the U.S. dollar to 5% of its total assets.

Additionally, the Fund may invest in tender option bonds and preferred securities. The Fund may also invest a significant amount of its assets in U.S. Treasury securities or other money market instruments depending on market conditions.

The Fund normally seeks to maintain its target average duration within one year, and generally seeks to maintain its target average duration within a maximum of two years, of the average duration of the bonds in the Bloomberg Barclays U.S. Aggregate Bond Index.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund normally invests at least 80% of its net assets in bonds and other debt securities and other investment companies that provide investment exposure to such debt securities. The Fund will not alter this policy without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Investment Philosophy and Process

The Portfolio Management Team’s investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the unique strengths of its proprietary fundamental research capabilities, decision-making frameworks, and quantitative risk management tools. The Portfolio Management Team employs an integrated investment process in managing the Fund.

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Portfolio Strategy: The Portfolio Management Team establishes the investment profile for the Fund, which it monitors on an ongoing basis, including exposures to sectors (such as government, structured debt, credit, etc.) and duration/yield curve positioning, utilizing internally generated data that are produced by specialty sector investment teams in conjunction with asset allocation tools.

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Strategy Implementation: Once the Portfolio Management Team establishes the investment profile for the Fund, the specialty sector investment teams and the Portfolio Management Team determine industry/sub-sector weightings and make securities selections within the types of securities that the Fund can purchase, such as investment grade securities and non-U.S. dollar denominated securities.

When assessing the value of a particular security, the teams utilize internally generated research and proprietary quantitatively driven tools and frameworks to a) establish an internal outlook, b) evaluate the market’s outlook as it is reflected in asset prices, and c) contrast the two. The teams then use the information generated by this process to decide which securities the Fund will own. The teams will generally purchase securities if their internal outlook suggests a security is undervalued by the market and sell securities if their internal outlook suggests a security is overvalued by the market. The goal is to identify and evaluate investment opportunities that others may have missed.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the market for debt instruments, the Portfolio Managers' evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund's investment strategies. The Fund’s use of derivative instruments will result in leverage, which amplifies the risks that are associated with these markets. The market's behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; in such a case, it will not be pursuing its principal investment strategies.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following risks, which are described in alphabetical order and not in order of importance or potential exposure, can significantly affect the Fund’s performance:

Call Risk. Upon the issuer’s desire to call a security, or under other circumstances where a security is called, including when interest rates are low and issuers opt to repay the obligation underlying a “callable security” early, the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Commercial Paper Risk. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer. Issuers generally do not register their commercial paper with the SEC. While some unregistered commercial paper normally is deemed illiquid, the Manager may in certain cases determine that such paper is liquid. In some cases, the ratings of commercial paper issuers have been downgraded abruptly, leaving holders with little opportunity to avoid losses.

Credit Risk. Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able, to pay interest and/or principal when due. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Currency Risk. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.

Derivatives Risk. Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, and the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited losses. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. When the Fund uses derivatives, it will likely be required to provide margin or collateral and/or segregate cash or other liquid assets; these practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Fund from incurring losses on derivatives. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.

Futures. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. This could be the case if, for example, a futures price has increased or decreased by the maximum allowable daily limit and there is no buyer (or seller) willing to purchase (or sell) the futures contract that the Fund needs to sell (or buy) at that limit price.

Forward Contracts. There are no limitations on daily price movements of forward contracts. Changes in foreign exchange regulations by governmental authorities might limit the trading of forward contracts. To the extent the Fund enters into non-U.S. currency forward contracts with banks, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform such contracts. There have been periods during which certain banks have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the difference between the price at which the bank is prepared to buy and the price at which it is prepared to sell).

Swaps. Swap transactions generally do not involve delivery of reference instruments or payment of the notional amount of the contract. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make or, in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. If the Fund sells a credit default swap, however, the risk of loss may be the entire notional amount of the swap. Swap agreements may shift the Fund’s investment exposure from one type of investment to another.

Historically, the absence of an organized exchange or market for swap transactions led, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires many swaps to be executed through an organized exchange or regulated facility and cleared through a regulated clearing organization. The swap market is changing as a result of this legislation. The use of an organized exchange or market for swap transactions may not result in swaps being easier to trade or value.

Foreign Risk. Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Illiquid Investments Risk. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Inflation-Linked Debt Securities Risk. Inflation-linked debt securities are structured to provide protection against inflation. The value of the principal or the interest income paid on an inflation-linked debt security is adjusted to track changes in an official inflation measure. Repayment of the original principal upon maturity (as adjusted upward for inflation, if any) is guaranteed in the case of U.S. Treasury inflation-indexed debt securities. For inflation-linked securities that do not provide a similar guarantee, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation-linked debt securities is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. In periods of deflation, the Fund may have no income at all from such investments. In general, the price of an inflation-linked debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-linked debt securities.

Interest Rate Risk. The Fund’s yield and share price will fluctuate in response to changes in interest rates. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration.

Inverse Floater Risk. An inverse floater earns interest at rates that vary inversely to changes in short-term interest rates. An inverse floater produces less income (and may produce no income) and may decline in value when market rates rise. Whereas ordinary fixed income securities suffer a decline in value when market rates rise, this phenomenon is exacerbated in the case of inverse floaters, because when market rates rise, the rate paid by the inverse floater declines, producing greater price and income volatility than a conventional fixed-rate bond with comparable credit quality and maturity. An investment in an inverse floater may involve greater risk than an investment in a fixed rate security. Inverse floaters generally will underperform the market for fixed rate securities in a rising interest rate environment. An inverse floater typically involves leverage, which can magnify the Fund’s losses.

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

Leverage Risk. Leverage amplifies changes in the Fund’s net asset value. Derivatives and when-issued and forward-settling securities may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful and the Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

Loan Interests Risk. Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them promptly only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods (the settlement cycle for many bank loans exceeds 7 days). Extended settlement periods may result in cash not being immediately available to the Fund. As a result, during periods of unusually heavy redemptions, the Fund may have to sell other investments or borrow money to meet its obligations. Interests in loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second or lower lien secured loans, and unsecured loans, will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. Further, there is a risk that a court could take action with respect to a loan that is adverse to the holders of the loan and the Fund may need to retain legal counsel to enforce its rights in any resulting event of default, bankruptcy, or similar situation.

The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. The Fund may also purchase a participation in a loan interest that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and the Fund normally would not have any direct rights against the borrower. It is possible that the Fund could be held liable, or may be called upon to fulfill other obligations, with respect to loans in which it receives an assignment in whole or in part, or in which it owns a participation. The potential for such liability is greater for an assignee than for a participant.

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. Geopolitical risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Mortgage- and Asset-Backed Securities Risk. The value of mortgage- and asset-backed securities will be influenced by the factors affecting the housing market or the assets underlying the securities. These securities tend to be more sensitive to changes in interest rates than other types of debt securities. In addition, investments in mortgage- and asset-backed securities may be subject to prepayment and extension risk, call risk, credit risk, valuation risk, and illiquid investment risk, sometimes to a higher degree than various other types of debt securities. These securities are also subject to the risk of default on the underlying mortgages or assets, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Municipal Securities Risk. The municipal securities market could be significantly affected by adverse political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality or other issuer, or an insurer of municipal securities, may make it difficult for it to pay interest and principal when due and may affect the overall municipal securities market. Declines in real estate prices and general business activity may reduce the tax revenues of state and local governments. Municipal issuers have on occasion defaulted on obligations, been downgraded, or commenced insolvency proceedings.

Because many municipal securities are issued to finance similar types of projects, especially those related to education, health care, housing, transportation, and utilities, conditions in those sectors can affect the overall municipal securities market. Interest on municipal securities paid out of current or anticipated revenues from a specific project or specific asset (so-called “private activity bonds”) may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could affect the economic viability of facilities that are the sole source of revenue to support private activity bonds.

Municipal bonds may be bought or sold at a market discount (i.e., a price less than the bond’s principal amount or, in the case of a bond issued with original issue discount (“OID”), a price less than the amount of the issue price plus accrued OID). If the market discount is more than a de minimis amount, and if the bond has a maturity date of more than one year from the date it was issued, then any market discount that accrues annually, or any gains earned on the disposition of the bond, generally will be subject to federal income taxation as ordinary (taxable) income rather than as capital gains.

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Preferred Securities Risk. Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities, such as mortgage- or asset-backed securities, before (prepayment) or after (extension) the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow into the issuer, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result of prepayment, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates, and may lose any premium it paid to acquire the security. Conversely, rising market interest rates generally result in slower payoffs or extension, which effectively increases the duration of certain debt securities, heightening interest rate risk and increasing the magnitude of any resulting price declines.

Recent Market Conditions. Some countries, including the U.S., are considering the adoption of more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis. The U.S. is also said to be considering significant new investments in infrastructure and national defense which, coupled with lower federal taxes, could lead to sharply increased government borrowing and higher interest rates. The exact shape of these policies is still being worked out through the political process, but the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out. Also, prices of many U.S. equity securities have increased substantially for the last several years, U.S. unemployment has declined and many market prognosticators reportedly expect the Fed to raise interest rates in an effort to limit inflation and/or believe the market may experience a “correction” to lower values.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes.

In addition, global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. Regulators have expressed concern that a general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities, and that such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Sovereign Debt Risk. Sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the size of the governmental entity’s debt position in relation to the economy, its policy toward international lenders or the failure to put in place economic reforms required by multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Tender Option Bonds and Related Securities Risk. The Fund's use of tender option bonds may reduce the Fund's return and/or increase volatility. Tender option bonds are created when municipal bonds are deposited into a trust or other special purpose vehicle, which issues two classes of certificates with varying economic interests. Holders of floating rate certificates receive tax-exempt interest based on short-term rates and may tender the certificates to the trust at face value. Holders of residual income certificates (“inverse floaters”) receive tax-exempt interest at a rate based on the difference between the interest rate earned on the underlying bonds and the interest paid to floating rate certificate holders, and bear the risk that the underlying bonds decline in value. Investments in tender option bonds expose the Fund to counterparty risk and leverage risk. An investment in tender option bonds typically will involve greater risk than an investment in a municipal fixed rate security, including greater risk of loss of principal. Certain tender option bonds may be illiquid. A trust may be terminated if, for example, the issuer of the underlying bond defaults on interest payments or the credit rating assigned to the issuer of the underlying bond is downgraded.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Variable and Floating Rate Instruments Risk. The market prices of instruments with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of instruments with fixed interest rates. Variable and floating rate instruments may decline in value if market interest rates or interest rates paid by such instruments do not move as expected. Certain types of floating rate instruments, such as interests in bank loans, may be subject to greater liquidity risk than other debt securities.

When-Issued and Forward-Settling Securities Risk. When-issued and forward-settling securities can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s share price; may cause the Fund to liquidate positions when it may not be advantageous to do so, in order to satisfy its purchase obligations; and are subject to the risk that the security will not be issued or that a counterparty will fail to complete the sale or purchase of the security, in which case the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The Fund had a different goal, to maximize total return through a combination of income and capital appreciation, and investment strategy, which did not include investments in derivatives and non-U.S. dollar denominated securities, prior to February 28, 2008. Its performance prior to that date might have been different if the current goal and investment strategy had been in effect.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR

Best quarter: Q2 '09, 7.66% Worst quarter: Q2 '13, -2.91%
AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/17
Core Bond Fund
Average Annual Returns - Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) - Neuberger Berman Core Bond Fund	1 Year	5 Years	10 Years
Institutional Class	3.72%	1.99%	4.50%
Class A	(1.06%)	0.70%	3.60%
Class C	1.54%	0.83%	3.28%
After Taxes on Distributions | Institutional Class	2.71%	0.82%	3.03%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	2.25%	0.97%	2.83%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.